Earnings per share - Diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Income / (loss) attributable to equity holders of the Group	$ 282,674	$ 239,506	$ 168,166
Weighted average number of shares and potential ordinary shares (thousands)	161,193	161,058	160,795
Diluted earnings per share of the year attributable to the ordinary equity holders of the Group	$ 1.75	$ 1.49	$ 1.05